Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,608,315.63

Principal:
Principal Collections	$25,641,697.92
Prepayments in Full	$16,787,919.17
Liquidation Proceeds	$985,342.64
Recoveries	$14,459.28
Sub Total	$43,429,419.01
Collections	$48,037,734.64

Purchase Amounts:
Purchase Amounts Related to Principal	$293,830.14
Purchase Amounts Related to Interest	$1,703.96
Sub Total	$295,534.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,333,268.74

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$48,333,268.74
Servicing Fee	$1,016,576.01	$1,016,576.01	$0.00	$0.00	$47,316,692.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,316,692.73
Interest - Class A-2 Notes	$180,514.97	$180,514.97	$0.00	$0.00	$47,136,177.76
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$46,752,717.76
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$46,602,106.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,602,106.09
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$46,527,908.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,527,908.76
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$46,464,768.76
Third Priority Principal Payment	$8,713,646.71	$8,713,646.71	$0.00	$0.00	$37,751,122.05
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$37,673,775.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,673,775.55
Regular Principal Payment	$32,736,835.48	$32,736,835.48	$0.00	$0.00	$4,936,940.07
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,936,940.07
Residuel Released to Depositor	$0.00	$4,936,940.07	$0.00	$0.00	$0.00
Total		$48,333,268.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$8,713,646.71
Regular Principal Payment					$32,736,835.48
Total					$41,450,482.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$41,450,482.19	$91.20	$180,514.97	$0.40	$41,630,997.16	$91.60
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$41,450,482.19	$25.74	$929,270.47	$0.58	$42,379,752.66	$26.32

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$349,383,817.97	0.7687213	$307,933,335.78	0.6775211
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,164,843,817.97	0.7233437	$1,123,393,335.78	0.6976038

Pool Information
Weighted Average APR	4.447%	4.435%
Weighted Average Remaining Term	52.52	51.71
Number of Receivables Outstanding	56,490	54,712
Pool Balance	$1,219,891,217.52	$1,175,806,737.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,166,671,920.64	$1,124,560,171.26
Pool Factor	0.7406627	0.7138966

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$17,637,101.07
Yield Supplement Overcollateralization Amount	$51,246,566.47
Targeted Overcollateralization Amount	$52,413,401.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,413,401.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		184	$375,689.92
(Recoveries)		17	$14,459.28
Net Losses for Current Collection Period			$361,230.64
Cumulative Net Losses Last Collection Period			$1,119,240.57
Cumulative Net Losses for all Collection Periods			$1,480,471.21

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.36%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.99%	498	$11,608,891.00
61-90 Days Delinquent	0.11%	53	$1,287,362.65
91-120 Days Delinquent	0.03%	13	$305,547.67
Over 120 Days Delinquent	0.02%	11	$245,415.09
Total Delinquent Receivables	1.14%	575	$13,447,216.41

Repossession Inventory:
Repossessed in the Current Collection Period		34	$820,838.60
Total Repossessed Inventory		40	$1,124,629.91

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3075%
Preceding Collection Period			0.2107%
Current Collection Period			0.3619%
Three Month Average			0.2934%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0916%
Preceding Collection Period			0.1133%
Current Collection Period			0.1407%
Three Month Average			0.1152%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer